Commitments and Contingencies - Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 01, 2014
Operating Leases Future Minimum Payments Due [Line Items]
Loss Contingency, Damages Awarded, Value	$ 147.2
Real Estate
Operating Leases Future Minimum Payments Due [Line Items]
2015	47
2016	38
2017	28
2018	25
2019	20
Thereafter	38
Total	$ 196